Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€) bond	Dec. 31, 2023 EUR (€) USD ($)	Dec. 31, 2023 EUR (€) CHF (SFr)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 EUR (€) USD ($) shares	Dec. 31, 2022 EUR (€) CHF (SFr) shares	Dec. 31, 2021 EUR (€) USD ($)
Disclosure of voluntary change in accounting policy [abstract]
Closing foreign exchange rate | shares					1	1	1
Average foreign exchange rate	1		1.1050	0.9260	1	1.0666	0.9847	1.1326
ClosingForeignExchangeRateUSDEuro	€ 0.90498	€ 0.90498	€ 0.90498	€ 0.90498	€ 0.93756	€ 0.93756	€ 0.93756	€ 0.88292
ClosingForeignExchangeRateCHFEuro	1.07991	€ 1.07991	€ 1.07991	€ 1.07991	1.01554	€ 1.01554	€ 1.01554
AverageForeignExchangeRateUSDEuro	0.92471				0.95105			€ 0.84542
AverageForeignExchangeRateCHFEuro	1.02936				1.01710
Non Current Assets By Geographical	60,758,000				57,081,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	60,758,000				57,081,000
Number of segment | bond		1
FRANCE
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical	13,869,000				12,923,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	13,869,000				12,923,000
SWITZERLAND
Disclosure of voluntary change in accounting policy [abstract]
Non Current Assets By Geographical	46,889,000				44,158,000
Disclosure of intangible assets with indefinite useful life [table]
Non Current Assets By Geographical	€ 46,889,000				€ 44,158,000